Related Party Transactions (Details) - Schedule of assets and liabilities - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2022
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 34,566,169	$ 32,108,363
Liabilities	27,840,930	26,600,168
Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	15,673,776	14,125,880
Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 7,905,756	7,241,047
Jamaica Avenue at 169th Street [Member]
Related Party Transaction [Line Items]
Expiration Date	May 31, 2030
Jamaica Avenue at 169th Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 12,842,642	11,442,093
Jamaica Avenue at 169th Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 4,959,450	4,451,338
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Expiration Date	Apr. 30, 2031
504-506 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 2,831,134	2,683,787
504-506 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 2,946,306	$ 2,789,709